Other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Non-current
Concession fee payable	[1]	$ 791,474	$ 916,203
Advances from customers		24,763	31,909
Provisions for legal claims	[2]	7,966	5,798
Provision for maintenance costs	[3]	21,685	22,207
Other taxes payable		4,430	8,531
Employee benefit obligation	[2]	8,038	9,068
Salary payable		496	916
Other liabilities with related parties (Note 26)		1,785	1,816
Other payables		10,959	10,344
Total other non-current liabilities		871,596	1,006,792
Current
Concession fee payable	[1]	116,480	54,840
Other taxes payable		24,411	32,840
Salary payable		39,565	41,753
Other liabilities with related parties (Note 26)		926	33,132
Advances from customers		6,030	6,124
Provision for maintenance cost	[3]	7,412	9,496
Expenses provisions		2,030	4,569
Provisions for legal claims	[2]	1,717	3,127
Other payables		26,877	23,605
Total other current liabilities		$ 225,448	$ 209,486

[1]	The most significant amount include in concession fee payable are generated by the concession agreement between The Brazilian National Civil Aviation Agency ANAC and Inframerica Concession ria do Aeroporto de Brasilia S.A. and Inframerica Concession ria do Aeroportode S o Gon alo do Amarante S.A.
[2]	TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the "Projected Unit Credit Method", making actuarial valuations at the end of the period.
[3]	Changes in the year of the Provision for maintenance costs is as follows: